Financial Instruments - Summary of Changes in Level 3 Assets and Liabilities (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Moogsoft (Herd) Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Investments sold during the year	₨ 179
Cumulative loss in OCI on sale of investments	₨ 91
Vicarious FPC, Inc. and Harte Hanks Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Investments sold during the year		₨ 1,150
Cumulative gain in OCI on sale of investments		₨ 30